Document and Entity Information	Apr. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 17, 2025
Entity Registrant Name	PLAYA HOTELS & RESORTS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	1-38012
Entity Tax Identification Number	98-1346104
Entity Address Address Line 1	Keizersgracht 555
Entity Address Postal Zip Code	1017 DR
Entity Address City Or Town	Amsterdam
Entity Address Country	NL
Country Region	31
City Area Code	20
Local Phone Number	240 9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, €0.10 par value
Trading Symbol	PLYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001692412
Amendment Flag	false